SCHEDULE OF DERIVATIVE AND WARRANTS GRANTED VALUATION USING BLACK-SCHOLES PRICING METHOD (Details) - Valuation Technique, Option Pricing Model [Member]	12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023
Measurement Input, Price Volatility [Member]
Property, Plant and Equipment [Line Items]
Derivative liability measurement input	150
Measurement Input, Expected Dividend Rate [Member]
Property, Plant and Equipment [Line Items]
Derivative liability measurement input	0	0
Minimum [Member] | Measurement Input, Expected Term [Member]
Property, Plant and Equipment [Line Items]
Derivative liabilities Measurement input, term	2 years 6 months	3 years 3 months
Minimum [Member] | Measurement Input, Price Volatility [Member]
Property, Plant and Equipment [Line Items]
Derivative liability measurement input		50
Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Property, Plant and Equipment [Line Items]
Derivative liability measurement input	4.08	2.90
Maximum [Member] | Measurement Input, Expected Term [Member]
Property, Plant and Equipment [Line Items]
Derivative liabilities Measurement input, term	10 years	10 years
Maximum [Member] | Measurement Input, Price Volatility [Member]
Property, Plant and Equipment [Line Items]
Derivative liability measurement input		150
Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Property, Plant and Equipment [Line Items]
Derivative liability measurement input	5.37	4.34